Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE:
Minimum rent	$ 3,015,866	$ 2,664,724	$ 2,429,519
Overage rent	195,726	140,842	110,621
Tenant reimbursements	1,340,307	1,177,269	1,083,780
Management fees and other revenues	128,366	128,010	121,207
Other income	199,819	195,587	212,503
Total revenue	4,880,084	4,306,432	3,957,630
EXPENSES:
Property operating	469,755	436,571	414,264
Depreciation and amortization	1,257,569	1,065,946	982,820
Real estate taxes	419,267	369,755	345,960
Repairs and maintenance	116,168	113,496	102,425
Advertising and promotion	118,790	107,002	97,194
Provision for credit losses	12,809	6,505	3,130
Home and regional office costs	123,926	128,618	109,314
General and administrative	57,144	46,319	21,267
Transaction expenses			68,972
Marketable and non-marketable securities charges and realized gains, net	(6,426)
Other	90,482	89,066	65,448
Total operating expenses	2,659,484	2,363,278	2,210,794
OPERATING INCOME	2,220,600	1,943,154	1,746,836
Interest expense	(1,127,025)	(983,526)	(1,027,091)
Loss on extinguishment of debt			(350,688)
Income and other taxes	(15,880)	(11,595)	(4,331)
Income from unconsolidated entities	131,907	81,238	75,921
Gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net	510,030	216,629	312,867
CONSOLIDATED NET INCOME	1,719,632	1,245,900	753,514
Net income attributable to noncontrolling interests	285,136	221,101	136,476
Preferred dividends	3,337	3,337	6,614
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	1,431,159	1,021,462	610,424
BASIC EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders (in dollars per share)	$ 4.72	$ 3.48	$ 2.10
DILUTED EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders (in dollars per share)	$ 4.72	$ 3.48	$ 2.10
Consolidated Net Income	1,719,632	1,245,900	753,514
Unrealized gain (loss) on derivative hedge agreements	16,652	(91,933)	(3,493)
Net loss on derivative instruments reclassified from accumulated other comprehensive income into interest expense	21,042	16,169	15,769
Currency translation adjustments	9,200	(8,462)	(20,590)
Changes in available-for-sale securities and other	(39,248)	(37,431)	19,934
Comprehensive income	1,727,278	1,124,243	765,134
Comprehensive income attributable to noncontrolling interests	289,419	200,236	138,478
Comprehensive income attributable to common stockholders	$ 1,437,859	$ 924,007	$ 626,656